Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses [text block] [Abstract]
Schedule of selling and distribution expenses
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 23(b)	33,867	26,283	26,818
Third-party services	9,733	7,326	8,636
Advertising and promotion	5,637	3,285	6,981
Allowance for expected credit losses, note 7(d)	563	1,582	1,452
Other	1,720	1,677	646
	51,520	40,153	44,533